Description of the Business (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands						2 Months Ended	6 Months Ended
	Dec. 13, 2023	Dec. 06, 2023	Dec. 05, 2023	Nov. 15, 2023	Nov. 13, 2023	Mar. 07, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Common stock, par value (in dollars per share)					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, par value (in dollars per share)					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Cash, cash equivalents, restricted cash and marketable securities							$ 88,900	$ 78,300
Restricted cash and cash equivalents							1,700	1,400
Accumulated deficit							657,635	614,647	$ 394,937
Russian Subsidiary
Cash and Cash Equivalents [Line Items]
Cash maintained in Russian bank accounts							$ 200	$ 200
Securities Purchase Agreement
Cash and Cash Equivalents [Line Items]
Sale of stock, number of shares issued in transaction (in shares)					149,330.115
Sale common stock	$ 14,800				$ 60,250
November 2023 Private Placement
Cash and Cash Equivalents [Line Items]
Sale of stock, number of shares issued in transaction (in shares)				619.627	149,330.115
Sale common stock				$ 250
November 2023 Private Placement | Subsequent Event
Cash and Cash Equivalents [Line Items]
Sale common stock						$ 40,000
Old Cartesian
Cash and Cash Equivalents [Line Items]
Contingent value right, percentage of milestone payments, royalties and other amounts to be distributed		100.00%					100.00%
Preferred stock, convertible, redemption terms, period from merger					18 months
Old Cartesian | Common stock
Cash and Cash Equivalents [Line Items]
Issuance of shares (in shares)			6,723,639		224,099
Old Cartesian | Common stock | Previously Reported [Member]
Cash and Cash Equivalents [Line Items]
Issuance of shares (in shares)					6,723,639
Old Cartesian | Series A Preferred Stock
Cash and Cash Equivalents [Line Items]
Issuance of shares (in shares)			384,930.724		384,930.724